Subsequent Events - Additional Information (Detail) - Subsequent Event [Member] - USD ($) $ / shares in Units, $ in Millions	Jun. 20, 2024	Jan. 30, 2024
Subscription Agreement [Member]
Subsequent Event [Line Items]
Stock issued during the period shares new issues	7,790,889	7,790,903
Sale of stock issue price per share	$ 12.4
Proceeds from the issuance of common stock	$ 96.6	$ 96.6
Avorbio Common Stock [Member]
Subsequent Event [Line Items]
Stock issued during the period shares reverse recapitalization	10,956,614
Stock shares issued during the period subject to reverse recapitalization	11,448
Stock issued during the period shares new issues converted pursuant to reverse recapitalization	4,163,606